COMMITMENTS AND CONTINGENCIES (Details Narrative)																					1 Months Ended																			3 Months Ended			4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended						21 Months Ended
	Nov. 16, 2022 $ / shares shares	Oct. 25, 2022 $ / shares shares	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	Jul. 02, 2022 USD ($)	Jul. 02, 2022 shares	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Feb. 17, 2022 USD ($) $ / shares shares	Jan. 24, 2022 $ / shares shares	Oct. 02, 2021 USD ($)	Mar. 22, 2021 USD ($) $ / shares	Mar. 22, 2021 USD ($) $ / shares shares	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Sep. 26, 2019 USD ($)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 $ / shares shares	May 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	May 31, 2017 USD ($)	Jun. 30, 2012	Dec. 31, 2022 shares	Mar. 31, 2022 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2022 shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Mar. 31, 2023 USD ($)	May 31, 2023 USD ($)	Sep. 14, 2022 USD ($)	Jul. 13, 2022 $ / shares	Mar. 15, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Total litigation penalty amount																																													$ 30,000			$ 30,000
Liabilities																							$ 3,085,156																			$ 3,080,674	$ 3,080,674		3,085,156			3,105,300	$ 3,080,674				$ 3,085,156
Accrued expense																							12,488																			3,000	3,000		12,488			8,000	3,000				12,488					$ 416	$ 5,248
Payments for Rent																																													22,244	$ 19,680		28,366	28,112
Operating lease right of use asset																							$ 44,524																						$ 44,524			$ 62,523					$ 44,524
Weighted average remaining lease term																							2 years 7 days																						2 years 7 days			2 years 9 months 7 days					2 years 7 days
Payment for services																																																	24,043	€ 28,493	$ 36,117	€ 31,754
Stock issued during period shares employee benefit plan | shares						12,271																																										12,271
Common stock value																							$ 2,621																			$ 14	$ 14		$ 2,621			$ 220	14				$ 2,621
unreimbursed lab fees																							40,465																						40,465			14,364					40,465
Royalty fees																																																$ 0					0
Incremental borrowing rate							8.00%	8.00%
Common Stock [Member]
Total professional fees owed																																																	$ 58,061
Stock issued during period shares for services | shares																																								79,412	2,941	581	581						806	806
Share issued price per share | $ / shares																																										$ 0.10	$ 0.10					$ 10	$ 0.10							$ 2
Consultant Services [Member] | Common Stock [Member]
Stock issued during period shares for services | shares																																	2,820
Stock issued during period shares employee benefit plan | shares									1,148,326
Share issued price per share | $ / shares									$ 0.02																								$ 40
Common stock value									$ 24,000
Subsequent Event [Member]
Accrued expense																																																						$ 6,433	$ 22,330
Share issued price per share | $ / shares																																																								$ 2
Accounting Standards Update 2016-02 [Member]
Lessee, Operating Lease, Description																																		Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
Operating lease right of use asset							$ 66,201
Operating lease liabilities							$ 66,201
Operating Lease, Weighted Average Discount Rate, Percent							8.00%
From 2012 through the 2014 [Member]
Total litigation penalty amount																																													10,000			$ 10,000
Regal Consulting L L C [Member]
Loss Contingency, Damages Sought, Value																																																	$ 400,000
Stock issued during period shares for services | shares																																																	0.06	0.06
Regal Consulting L L C [Member] | Two Thousand And Seventeen Note [Member]
Convertible Debt																																						$ 106,500
Total litigation penalty amount																																						$ 100,000
University of Jaen [Member]
Payment for services														$ 30,268	€ 25,837
Settlement Agreement [Member]
Gain from settlement of debt																																																	$ 43,238
Liabilities																																																									$ 56,762
[custom:RemainingPrincipalAmount-0]																																																									8,500
Accrued expense																																																									23,262
Accrued Liabilities																																																									25,000
Settlement and Mutual Release Agreement [Member] | Regal Consulting L L C [Member]
Convertible Debt																																																									$ 100,000
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																																							2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																																							5.00%
New Five Year Operating Lease Agreement [Member]
Lessee operating lease term																			5 years	5 years
Payments for Rent																			$ 2,469	$ 3,606
Lessee, Operating Lease, Description																			The initial rental amount was $3,000 AUD and subject to 3% yearly escalation.	The initial rental amount was $3,000 AUD and subject to 3% yearly escalation.
Three Year Operating Lease Agreement [Member]
Payments for Rent																			$ 2,176	$ 3,000
1-Year Collaboration Agreement [Member]
Payment for services																	$ 59,508	€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services														$ 35,145	€ 30,000		$ 45,775	€ 40,000
Royalty percentage																																																	2.00%	2.00%
2-Year Collaboration Agreement [Member] | Installment 1 [Member]
Payment for services | €																																					€ 5,000
2-Year Collaboration Agreement [Member] | Installment 2 [Member]
Payment for services																																			$ 5,858	€ 5,000
2-Year Collaboration Agreement [Member] | Installment 3 [Member]
Payment for services																															$ 11,715	€ 10,000
2-Year Collaboration Agreement [Member] | Installment 4 [Member]
Payment for services																											$ 11,715	€ 10,000
2-Year Collaboration Agreement [Member] | Installment 4 [Member] | Subsequent Event [Member]
Payment for services																											11,715	10,000
Research Agreement [Member]
Payment for services			$ 53,806	€ 53,200
Research Agreement [Member] | Subsequent Event [Member]
Payment for services			53,806	53,200
Research Agreement [Member] | Installment 1 [Member]
Payment for services																													$ 18,407	€ 18,200
Research Agreement [Member] | Installment 1 [Member] | Subsequent Event [Member]
Payment for services			$ 18,407	€ 18,200
Research Agreement [Member] | Installment 2 [Member]
Payment for services																											8,091	8,000
Research Agreement [Member] | Installment 2 [Member] | Forecast [Member]
Payment for services																											$ 8,091	€ 8,000
Research Agreement [Member] | Installment 3 [Member]
Payment for services																									$ 7,080	€ 7,000
Research Agreement [Member] | Installment 3 [Member] | Forecast [Member]
Payment for services																									$ 7,080	€ 7,000
Research Agreement [Member] | Installment 4 [Member]
Payment for services																							10,114	€ 10,000
Research Agreement [Member] | Installment 4 [Member] | Forecast [Member]
Payment for services																							10,114	€ 10,000
Research Agreement [Member] | Installment 5 [Member] | Forecast [Member]
Payment for services																					$ 10,114	€ 10,000
Research Agreement [Member] | University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage			2.00%	2.00%										2.00%	2.00%
Research Agreement [Member] | University of Jaen [Member] | Subsequent Event [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage			2.00%	2.00%
Consulting Agreement [Member]
Accrued expense																							$ 83,277																						$ 83,277								$ 83,277
Payment for consulting											$ 7,000
Stock fee percentage																							9.90%																						9.90%								9.90%
Accrued liabilities and other liabilities																							$ 100,000																						$ 100,000								$ 100,000
Other liabilities																							$ 183,277																						$ 183,277								$ 183,277
Consulting Agreement [Member] | Forecast [Member]
Monthly Fee																																															$ 50,000
Stock fee percentage																																															9.90%
Consulting Agreement [Member] | Consultant Services [Member]
Share based compensation																																																$ 24,000
Consulting Agreement [Member] | Subsequent Event [Member]
Monthly Fee					$ 50,000
Stock fee percentage					9.90%	9.90%
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term							3 years
Payments for Rent							$ 2,176	$ 3,000
Foley Shechter [Member]
Professional fees																$ 151,031
Foley Shechter [Member] | Settlement Agreement [Member]
Total professional fees owed												$ 51,032
Settlement amount												51,032	$ 51,032
Total accounts payable and accrued expenses												$ 142,660	$ 142,660
Gain from settlement of debt																																																	$ 92,556
Consultant [Member] | Common Stock [Member]
Total professional fees owed																																																	$ 67,511
Stock issued during period shares for services | shares	73,301	6,111											225																															73,301
Share issued price per share | $ / shares	$ 0.07	$ 0.90										$ 300	$ 300
Consultant [Member] | Consultant Services [Member]
Stock issued during period shares for services | shares										2,274
Share issued price per share | $ / shares										$ 20